Other Expense	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Other Expense

NOTE 17 – OTHER EXPENSE

As of June 30, 2019, the amount of $3,638 related to the change in estimate of the guarantee claim receivable is included under the caption “Other expense” of the interim condensed Statements of Operations.